MET INVESTORS SERIES TRUST

                   BlackRock High Yield Portfolio

                    SUPPLEMENT DATED MAY 1, 2009 TO
                     PROSPECTUSES DATED MAY 1, 2009

     This Supplement is made as of May 1, 2009 to the Prospectuses of Met Investors Series Trust (the "Trust") dated May 1, 2009.

     Scott Amero is removed from the portfolio management team.

     The information appearing under the heading "Management--The Advisers" in the Trust's Prospectuses regarding the portfolio managers of the BlackRock High Yield Portfolio is revised accordingly.